Retirement and Pension Plans (Schedule of Fair Value of Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																																																																										12 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member]		Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member]		Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Government and Municipal Bonds [Member]	Mar. 31, 2011 Japanese Corporate Bonds [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Mar. 31, 2010 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Mar. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 3 [Member] Other Assets [Member]		Mar. 31, 2010 Fair Value, Inputs, Level 3 [Member] Other Assets [Member]		Mar. 31, 2011 Other Assets [Member]		Mar. 31, 2010 Other Assets [Member]
Fair value of plan assets	¥ 129,156	¥ 130,437	¥ 58,377	[1]	[1]	¥ 58,377	[1]	[1]	¥ 61,575	[1]	[1]	¥ 61,575	[1]	[1]	¥ 5,318	¥ 6,805	¥ 5,318	¥ 6,805					¥ 4,390	¥ 5,129	¥ 4,390	¥ 5,129					¥ 19,054	[2]	¥ 20,284	[2]	[2]	[2]	¥ 19,054	[2]	¥ 20,284	[2]	[2]	[2]	¥ 10,998	[3]	[3]	¥ 10,998	[3]	[3]	¥ 11,766	[3]	[3]	¥ 11,766	[3]	[3]	¥ 22,639	[2]	¥ 22,764	[2]	[2]	[2]	¥ 22,639	[2]	¥ 22,764	[2]	[2]	[2]	¥ 3,252	¥ 2,565	¥ 1,084	¥ 1,056	¥ 2,168	¥ 1,509					¥ 1,923	¥ 1,717			¥ 1,923	¥ 1,717			¥ 10,792	¥ 12,990	[4]	[4]	¥ 119,329	¥ 115,854	¥ 204	[4]	¥ 205	[4]	¥ 316	¥ 312	¥ 316	[4]	¥ 312	[4]	¥ 520	[4]	¥ 517	[4]
Equity securities	38.00%
Other investment	3.00%
Debt securities	59.00%
Funds invested																																																																											85.00%	15.00%

[1]	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
[2]	These funds are invested in listed equity securities.
[3]	These funds are invested in foreign government bonds.
[4]	This class includes the pooled funds which invest in private equity.